Inventory (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Inventory Details
Finished goods	$ 113,753	$ 79,527
Promotional items	12,258	6,023
Raw materials	2,995	3,216
Inventory	$ 129,006	$ 88,766